Fair Value Measurements, Derivative Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Derivatives
Notional Amount Of Derivatives	$ 1,780,000,000		$ 1,240,000,000
Fair Value - Assets
Derivatives Designated as Hedging Instruments	37,300,000
Total derivatives	40,100,000		4,500,000
Fair Value - Liabilities
Total derivatives	3,500,000		10,300,000
Derivatives Designated as Fair Value Hedges | Interest Rate Swaps [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (Loss) Recognized	20,300,000	[1]	1,400,000	[1]
Interest Rate Swaps [Member]
Fair Value - Assets
Derivatives Designated as Hedging Instruments	37,300,000	[2]	0	[2]
Fair Value - Liabilities
Derivatives Designated as Hedging Instruments	0	[2]	9,500,000	[2]
Derivatives Not Designated as Fair Value Hedges | Foreign Currency Exchange Contracts [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (Loss) Recognized	35,800,000	[1]	(6,900,000)	[1]
Foreign Currency Exchange Contracts [Member]
Fair Value - Assets
Derivatives Not Designated as Hedging Instruments	2,800,000	[3]	4,500,000	[3]
Fair Value - Liabilities
Derivatives Not Designated as Hedging Instruments	$ 3,500,000	[3]	$ 800,000	[3]

[1]	Gains and losses recognized on interest rate and foreign currency exchange contracts are included in the consolidated statement of income under the caption other expense, net, together with the corresponding, offsettinglosses and gains on the underlying transactions.
[2]	The fair value of the interest rate swaps are included in the consolidated balance sheet under the captions other assets or other long-term liabilities.
[3]	The fair value of the foreign currency exchange contracts are included in the consolidated balance sheet under the captions other current assets or other accrued expenses.